Capital structure and financing, Receivables and Contract Assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Receivables and contract assets [Abstract]
Receivables		$ 8,500	$ 6,400
Contract assets	$ 9,242 [1]	$ 13,952	$ 8,239	$ 5,909
Minimum [Member]
Receivables and contract assets [Abstract]
Term of credit	30 days
Maximum [Member]
Receivables and contract assets [Abstract]
Term of credit	100 days

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars